UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 92.7%
Bahrain 0.7%
Gulf Finance House EC (GDR) 144A* (Cost $1,601,271)	70,384	2,709,784
Bermuda 0.4%
GP Investments Ltd. "A" (BDR)* (a) (Cost $1,180,764)	136,000	1,536,870
Brazil 12.8%
All America Latina Logistica SA (Unit)	243,200	3,242,046
Banco do Brasil SA	171,800	2,753,100
BR Malls Participacoes SA*	278,600	2,586,250
Companhia Vale do Rio Doce "A" (ADR) (Preferred) (b)	229,900	6,016,483
GVT Holding SA*	112,700	2,802,570

Lojas Renner SA	139,900	2,803,716
Lupatech SA	112,300	4,230,160
Petroleo Brasileiro SA (ADR) (b)	306,900	17,158,779
SLC Agricola SA	169,300	2,930,296
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	28,900	3,804,107

(Cost $32,113,620)		48,327,507
China 7.3%
China COSCO Holdings Co., Ltd. "H"	812,500	1,966,263
China Life Insurance Co., Ltd. "H" (ADR) (b)	35,400	2,003,286
China Petroleum & Chemical Corp. "H"	4,046,000	4,245,948
Dalian Port (PDA) Co., Ltd. "H"	4,600,000	2,754,744
Focus Media Holding Ltd. (ADR)* (b)	82,400	2,448,104
Hidili Industry International Development Ltd.	2,210,000	3,306,376
Industrial & Commercial Bank of China Ltd. "H"	10,519,200	7,913,983
Ping An Insurance Group Company of China Ltd. "H"	415,000	2,879,738

(Cost $28,535,087)		27,518,442
Hong Kong 5.9%
China Mobile Ltd. (ADR)	127,200	8,503,320
China Resources Power Holdings Co., Ltd. (c)	753,400	1,668,493
China Yurun Food Group Ltd. (c)	2,020,000	2,911,738
CNOOC Ltd.	3,058,400	4,507,785
CNOOC Ltd. (ADR)	6,000	884,280
GOME Electrical Appliances Holdings Ltd.	4,960,000	2,069,050
Huabao International Holdings Ltd.	2,419,300	1,943,727

(Cost $19,065,492)		22,488,393
India 4.0%
Bharti Airtel Ltd.*	246,909	4,581,959
ICICI Bank Ltd. (ADR)	154,600	4,577,706
Larsen & Toubro Ltd.	55,813	3,374,708
Reliance Industries Ltd.	52,800	2,723,009

(Cost $14,674,091)		15,257,382
Indonesia 2.6%
PT Bank Mandiri	7,576,800	2,466,097
PT Bumi Resources Tbk	6,157,500	4,549,008
PT Holcim Indonesia Tbk*	21,024,000	2,672,253

(Cost $8,851,840)		9,687,358
Israel 0.7%
Elbit Systems Ltd. (Cost $1,380,666)	52,700	2,781,948
Kazakhstan 0.7%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,616,566)	99,100	2,527,050
Korea 7.5%
Hyundai Development Co.	37,657	1,752,165
Kangwon Land, Inc.	108,200	2,565,854
LIG Life Insurance Co., Ltd.	155,100	3,396,500
NHN Corp.*	23,200	3,802,279
POSCO (ADR) (b)	43,000	5,703,950
Samsung Electronics Co., Ltd.	13,490	7,509,013
Samsung Engineering Co., Ltd.	48,475	3,737,859

(Cost $27,536,856)		28,467,620

Lebanon 1.9%
Banque Audi sal – Audi Saradar Group "B" (GDR) (REG S)	13,531	1,238,087
Solidere "A" (GDR) (REG S)	162,500	5,863,000

(Cost $3,831,498)		7,101,087
Luxembourg 1.8%
Tenaris SA (ADR) (b) (Cost $4,575,831)	115,600	6,964,900
Malaysia 1.2%
Digi.com Bhd.	301,200	2,297,999
Kuala Lumpur Kepong Bhd.	511,100	2,143,018

(Cost $3,418,733)		4,441,017
Mexico 6.0%
America Movil SAB de CV "L" (ADR)	210,000	10,602,900
Desarrolladora Homex SA de CV (ADR)* (b)	31,600	1,766,440
Empresas ICA SAB de CV*	470,000	2,490,748
Genomma Lab Internacional SA "B"*	773,800	1,194,760
Grupo FAMSA SAB de CV "A"*	134,700	411,665
Grupo Televisa SA (ADR)	183,000	4,115,670
Mexichem SA de CV	301,800	2,103,543

(Cost $22,367,404)		22,685,726
Morocco 1.6%
ONA (Omnium Nord Africain) SA (Cost $6,293,581)	25,000	5,952,543
Netherlands 0.5%
Vimetco NV (GDR) 144A* (Cost $2,196,134)	237,500	1,840,625
Nigeria 0.7%
Guaranty Trust Bank PLC (GDR) 144A	151,745	1,745,072
Guaranty Trust Bank PLC (REG S) (GDR)	80,509	925,774

(Cost $2,361,554)		2,670,846
Peru 0.7%
Compania de Minas Buenaventura SA (ADR) (Cost $2,958,548)	98,000	2,637,180
Philippines 0.3%
Filinvest Land, Inc. (Cost $2,096,613)	58,958,700	1,056,827
Qatar 1.3%
Industries Qatar*	38,551	1,991,854
Qatar National Bank*	43,985	2,832,013

(Cost $4,884,387)		4,823,867
Russia 13.0%
Far Eastern Shipping Co.*	3,582,027	3,958,140
Gazprom (ADR)	377,135	18,069,094
LUKOIL (ADR)	90,300	7,558,110
Magnitogorsk Iron & Steel Works (GDR) 144A	185,850	2,666,947
Novorossiysk Sea Trade Port (GDR) 144A*	94,400	1,274,400
Sberbank*	1,471,580	4,380,879
Uralkali (GDR) 144A*	88,000	5,192,000
Vimpel-Communications (ADR)	124,000	3,128,520
X5 Retail Group NV (GDR) (REG S)*	23,400	702,000
X5 Retail Group NV (GDR) 144A*	75,000	2,250,000

(Cost $42,442,754)		49,180,090

Singapore 0.8%
Straits Asia Resources Ltd. (Cost $3,107,020)	1,506,000	3,052,051
South Africa 3.4%
Anglo Platinum Ltd.	18,600	2,438,681
Exxaro Resources Ltd.	133,750	1,966,823
Gold Fields Ltd.	209,500	2,504,154
MTN Group Ltd.	203,900	3,512,684
Raubex Group Ltd.	524,940	2,454,954

(Cost $13,735,954)		12,877,296
Taiwan 7.3%
Advanced Semiconductor Engineering, Inc.	2,935,741	2,523,224
Cathay Financial Holding Co., Ltd.	1,051,995	2,033,685
Chunghwa Telecom Co., Ltd. (ADR)	158,400	3,990,096
Delta Electronics, Inc.	1,098,922	2,794,458
Hon Hai Precision Industry Co., Ltd.	645,664	3,114,681
Hung Poo Real Estate Development Corp.	1,236,000	1,460,176
Rich Develpment Co., Ltd.	7,325,000	3,788,563
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)* (b)	546,441	5,191,188
Taiwan Tea Corp.*	3,488,000	1,834,672
Walsin Lihwa Corp.	3,156,000	1,085,898

(Cost $35,464,385)		27,816,641
Thailand 1.9%
Bangkok Bank PCL (Foreign Registered)	1,458,800	4,811,378
Thai Oil PCL (Foreign Registered)	1,454,300	2,127,820
TISCO Bank PCL (Foreign Registered)	330,500	178,622

(Cost $8,178,556)		7,117,820
Turkey 1.6%
Turkiye Garanti Bankasi AS (Unit) (Cost $6,109,171)	1,834,000	6,117,506
United Arab Emirates 2.2%
DP World Ltd.	1,230,517	959,803
Emaar Properties PJSC*	2,556,287	7,307,356

(Cost $10,367,564)		8,267,159
United Kingdom 1.5%
Lonrho PLC*	5,237,311	2,338,235
LonZim PLC*	816,713	1,609,310
Standard Chartered PLC	60,861	1,831,387

(Cost $6,320,232)		5,778,932
United States 1.8%
Bunge Ltd. (b)	33,500	3,313,820
Freeport-McMoRan Copper & Gold, Inc. (b)	34,900	3,376,575

(Cost $7,445,715)		6,690,395
Zambia 0.6%
Zambeef Products PLC (Cost $2,265,960)	1,178,766	2,178,246

Total Common Stocks (Cost $326,977,847)		350,553,108
Participatory Notes 1.5%
Lebanon 0.4%
Banque Audi sal – Audi Saradar Group (issuer Merrill Lynch International & Co.), Expiration Date 9/27/2010 (Cost $1,085,802)	15,520	1,451,585

United Arab Emirates 1.1%
Aldar Properties PSJC (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010* (Cost $3,055,075)	1,204,180	4,012,328

Total Participatory Notes (Cost $4,140,877)		5,463,913
Preferred Stocks 0.8%
Brazil
Net Servicos de Comunicacao SA* (Cost $2,550,122)	245,007	3,037,755
Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 2.69% (d) (e) (Cost $50,707,177)	50,707,177	50,707,177
Cash Equivalents 3.3%
Cash Management QP Trust, 2.42% (d) (Cost $12,452,525)	12,452,525	12,452,525
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $396,828,548) †	111.7	422,214,478
Other Assets and Liabilities, Net	(11.7)	(44,224,235)

Net Assets	100.0	377,990,243

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $397,498,011. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $24,716,467. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,133,058 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,416,591.

(a)		Security is listed in country of domicile. Significant business activities of company are in Brazil.
(b)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $48,454,834 which is 12.8% of net assets.
(c)		Security is listed in country of domicile. Significant business activities of company are in China.
(d)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
GDR: Global Depositary Receipt

At July 31, 2008, the DWS Emerging Markets Equity Fund had the following sector diversification:
		As a % of Common,
		Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Financials	85,482,406	23.8%
Energy	74,367,834	20.7%
Industrials	52,940,351	14.7%
Materials	42,265,774	11.8%
Telecommunication Services	39,420,048	11.0%
Information Technology	24,934,843	6.9%
Consumer Discretionary	19,218,477	5.4%
Consumer Staples	17,561,790	4.9%
Utilities	1,668,493	0.5%

Health Care	1,194,760	0.3%
Total	359,054,776	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008